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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 31, 2006

               (Please read instructions before preparing form.)

If amended report check here: [_]

                               Stephen W. Kidder
                   Name of Institutional Investment Manager

Hemenway & Barnes 60 State Street Boston, MA      02109
Business Address  (Street)        (City)  (State) (Zip)

                                (617) 227-7940
  Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and
                       complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of May, 2006.


                                                  Stephen W. Kidder
                                                  (Name of Institutional
                                                    Investment Manager)

                                                  ------------------------------
                                                  (Manual Signature of Person
                                                    Duly Authorized
                                                  to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                   13F File No.:
-----                   -------------
1.  Brian C. Broderick    28-11136
2.  Michael B. Elefante   28-06281
3.  Timothy F. Fidgeon    28-06169
4.  Roy A. Hammer         28-5798
5.  Michael J. Puzo       28-06165
6.  Kurt F. Somerville    28-10379
7.
8.
9.
10.

* Refers to manager number on attached detail in Item 7.

                                                               Page 1
AS OF: MARCH 31, 2006 FORM 13F SEC FILE # STEPHEN W. KIDDER/28-11134

                                                             ITEM 6:
                                                  ITEM 5:  INVESTMENT               ITEM 8:
                                         ITEM 4:  SHARES   DISCRETION           VOTING AUTHORITY
                                ITEM 3:   FAIR      OR     -----------          ----------------
   ITEM 1:        ITEM 2:        CUSIP   MARKET  PRINCIPAL             ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER TITLE OF CLASS   NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
-------------- --------------- --------- ------- --------- --- --- --- -------- ---- ------ ----
ABBOTT LABS    COMMON STOCK    002824100  357597    8420           xx                  8420

AMAZON         CONV.           023135AF3  646850  680000           xx                680000
NOTE CONV      CORPORATE
SUB DEB        BONDS

AMGEN INC.     COMMON STOCK    031162100 1027958   14130           xx                 14130

ANALOG         COMMON STOCK    032654105  355331    9280           xx                  9280
DEVICES, INC.

APTARGROUP     COMMON STOCK    038336103  472388    8550           xx                  8550
INC.

AUTOMATIC      COMMON STOCK    053015103  665558   14570           xx                 14570
DATA
PROCESSING

BP PLC ADR     COMMON STOCK    055622104 1074016   15579           xx                 15579

BANK OF        COMMON STOCK    060505104  225423    4950           xx                  4950
AMERICA
CORP.

BEA SYSTEMS    CORPORATE BONDS 073325AD4  653400  660000           xx                660000
INC.

BIOMET INC     COMMON STOCK    090613100  318259    8960           xx                  8960

CANADIAN       COMMON STOCK    136375102  754999   16674           xx                 16674
NATIONAL
RAILWAY CO.

CATERPILLAR    COMMON STOCK    149123101  574480    8000           xx                  8000
INC.

CHUBB          COMMON STOCK    171232101  251962    2640           xx                  2640
CORPORATION

E I DU PONT    COMMON STOCK    263534109  284073    6730           xx                  6730
DE
NEMOURS &
CO.

E M C CORP.    COMMON STOCK    268648102  345589   25355           xx                 25355

EMERSON        COMMON STOCK    291011104  541504    6475           xx                  6475
ELECTRIC CO.

ENCANA         COMMON STOCK    292505104  793008   16970           xx                 16970
CORP.

                                                               Page 2
AS OF: MARCH 31, 2006 FORM 13F SEC FILE # STEPHEN W. KIDDER/28-11134

                                                             ITEM 6:
                                                           INVESTMENT               ITEM 8:
                                         ITEM 4:  ITEM 5:  DISCRETION           VOTING AUTHORITY
                                ITEM 3:   FAIR   SHARES OR -----------          ----------------
   ITEM 1:         ITEM 2:       CUSIP   MARKET  PRINCIPAL             ITEM 7:   A)   (B)   (C)
NAME OF ISSUER  TITLE OF CLASS  NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
--------------  -------------- --------- ------- --------- --- --- --- -------- ---- ------ ----
EXXON MOBIL      COMMON STOCK  30231G102 1886903   31004           xx                31004
CORP.

GENERAL          COMMON STOCK  369604103 2230859   64142           xx                64142
ELECTRIC CO.

HEWLETT          COMMON STOCK  428236103  325710    9900           xx                 9900
PACKARD CO.

INTEL            COMMON STOCK  458140100 1564098   80375           xx                80375
CORPORATION

JEFFERSON-PILOT  COMMON STOCK  475070108  718270   12840           xx                12840
CORP.

JOHNSON &        COMMON STOCK  478160104 1529653   25830           xx                25830
JOHNSON

KOPIN            COMMON STOCK  500600101   58617   11700           xx                11700

MERCK & CO INC.  COMMON STOCK  589331107  727500   20650           xx                20650

MICROSOFT        COMMON STOCK  594918104  690046   25360           xx                25360
CORP.

NOKIA CORP ADR   COMMON STOCK  654902204  395234   19075           xx                19075
A

NORTEL           COMMON STOCK  656568102   34770   11400           xx                11400
NETWORKS CORP
COM

PEPSICO INC.     COMMON STOCK  713448108  257166    4450           xx                 4450

PFIZER INC.      COMMON STOCK  717081103  226772    9100           xx                 9100

PROCTER &        COMMON STOCK  742718109 1450951   25177           xx                25177
GAMBLE CO.

ROCKWELL         COMMON STOCK  773903109  302022    4200           xx                 4200
AUTOMATION
INC.

ROCKWELL         COMMON STOCK  774341101  236670    4200           xx                 4200
COLLINS INC.

SCHLUMBERGER     COMMON STOCK  806857108  291617    2304           xx                 2304
LTD

                                                               Page 3
AS OF: MARCH 31, 2006 FORM 13F SEC FILE # STEPHEN W. KIDDER/28-11134

                                                             ITEM 6:
                                                           INVESTMENT               ITEM 8:
                                       ITEM 4:    ITEM 5:  DISCRETION           VOTING AUTHORITY
                 ITEM 2:     ITEM 3:    FAIR     SHARES OR -----------          ----------------
   ITEM 1:       TITLE OF     CUSIP    MARKET    PRINCIPAL             ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER    CLASS      NUMBER     VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
-------------- ------------ --------- ---------- --------- --- --- --- -------- ---- ------ ----
 J M SMUCKER   COMMON STOCK 832696405     279885    7050           xx                 7050
 CO NEW

 TARGET CORP   COMMON STOCK 87612E106     223123    4290           xx                 4290

 3 M COMPANY   COMMON STOCK 88579Y101     839024   11085           xx                11085

 UNION         COMMON STOCK 907818108     224040    2400           xx                 2400
 PACIFIC CORP

 UNITED        COMMON STOCK 911163103     215066    6150           xx                 6150
 NATURAL
 FOODS INC.

 WYETH         COMMON STOCK 983024100     426976    8800           xx                 8800

 TOTAL:                               24,477,367